Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.86%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 2.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 3.88% One [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Bond Index Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower Bond Index Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%	[1]
Empower Bond Index Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%	[1]
Empower Bond Index Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%	[1]
Empower Bond Index Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%	[1]
Empower Bond Index Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%	[1]
Empower Bond Index Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%	[1]
Empower Bond Index Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Empower Bond Index Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%	[1]
Empower Bond Index Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Bond Index Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%	[1]
Empower Bond Index Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.86%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 2.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 3.88% One [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Bond Index Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower Bond Index Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%	[1]
Empower Bond Index Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%	[1]
Empower Bond Index Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%	[1]
Empower Bond Index Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%	[1]
Empower Bond Index Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%	[1]
Empower Bond Index Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%	[1]
Empower Bond Index Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Empower Bond Index Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%	[1]
Empower Bond Index Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Bond Index Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%	[1]
Empower Bond Index Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Core Bond Fund - Institutional Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 3.63% [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower Core Bond Fund - Institutional Class | Uniform Mortgage-Backed Security 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Core Bond Fund - Institutional Class | U.S. Treasury Bills 3.79% [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Core Bond Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%	[1]
Empower Core Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Empower Core Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.27%	[1]
Empower Core Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%	[1]
Empower Core Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%	[1]
Empower Core Bond Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.07%	[1]
Empower Core Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%	[1]
Empower Core Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	52.91%	[1]
Empower Core Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%	[1]
Empower Core Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%	[1]
Empower Core Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%	[1]
Empower Core Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%	[1]
Empower Core Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%	[1]
Empower Core Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%	[1]
Empower Core Bond Fund - Investor Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 3.63% [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower Core Bond Fund - Investor Class | Uniform Mortgage-Backed Security 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Core Bond Fund - Investor Class | U.S. Treasury Bills 3.79% [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Core Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%	[1]
Empower Core Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Empower Core Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.27%	[1]
Empower Core Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%	[1]
Empower Core Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%	[1]
Empower Core Bond Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.07%	[1]
Empower Core Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%	[1]
Empower Core Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	52.91%	[1]
Empower Core Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%	[1]
Empower Core Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%	[1]
Empower Core Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%	[1]
Empower Core Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%	[1]
Empower Core Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%	[1]
Empower Core Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%	[1]
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% One [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Global Bond Fund - Institutional Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Global Bond Fund - Institutional Class | Korea Treasury Bond 2.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Global Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower Global Bond Fund - Institutional Class | UNITED STATES MINOR OUTLYING ISLANDS
Holdings [Line Items]
Percent of Total Investments	49.11%
Empower Global Bond Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Global Bond Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Global Bond Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.24%
Empower Global Bond Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.65%
Empower Global Bond Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.46%
Empower Global Bond Fund - Institutional Class | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Global Bond Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Global Bond Fund - Institutional Class | ROMANIA
Holdings [Line Items]
Percent of Total Investments	1.95%
Empower Global Bond Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower Global Bond Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Global Bond Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Global Bond Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Global Bond Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower Global Bond Fund - Institutional Class | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Global Bond Fund - Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Global Bond Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Global Bond Fund - Institutional Class | Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% One [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Global Bond Fund - Investor Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Global Bond Fund - Investor Class | Korea Treasury Bond 2.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower Global Bond Fund - Investor Class | UNITED STATES MINOR OUTLYING ISLANDS
Holdings [Line Items]
Percent of Total Investments	49.11%
Empower Global Bond Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.36%
Empower Global Bond Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Global Bond Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.24%
Empower Global Bond Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.65%
Empower Global Bond Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.46%
Empower Global Bond Fund - Investor Class | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Global Bond Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Global Bond Fund - Investor Class | ROMANIA
Holdings [Line Items]
Percent of Total Investments	1.95%
Empower Global Bond Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower Global Bond Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Global Bond Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Global Bond Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Global Bond Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower Global Bond Fund - Investor Class | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Global Bond Fund - Investor Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Global Bond Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Global Bond Fund - Investor Class | Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
Empower High Yield Bond Fund - Institutional Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower High Yield Bond Fund - Institutional Class | RR Donnelley & Sons Co 9.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Empower High Yield Bond Fund - Institutional Class | Kedrion SpA 6.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower High Yield Bond Fund - Institutional Class | Iron Mountain Inc REIT 6.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Institutional Class | FirstCash Inc 6.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower High Yield Bond Fund - Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower High Yield Bond Fund - Institutional Class | DaVita Inc 6.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower High Yield Bond Fund - Institutional Class | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Institutional Class | MPT Operating Partnership LP / MPT Finance Corp REIT 8.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower High Yield Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%	[1]
Empower High Yield Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%	[1]
Empower High Yield Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%	[1]
Empower High Yield Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%	[1]
Empower High Yield Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.28%	[1]
Empower High Yield Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%	[1]
Empower High Yield Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%	[1]
Empower High Yield Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%	[1]
Empower High Yield Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Empower High Yield Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%	[1]
Empower High Yield Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	16.14%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%	[1]
Empower High Yield Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Empower High Yield Bond Fund - Investor Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
Empower High Yield Bond Fund - Investor Class | RR Donnelley & Sons Co 9.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Empower High Yield Bond Fund - Investor Class | Kedrion SpA 6.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower High Yield Bond Fund - Investor Class | Iron Mountain Inc REIT 6.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Investor Class | FirstCash Inc 6.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower High Yield Bond Fund - Investor Class | CCO Holdings LLC / CCO Holdings Capital Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower High Yield Bond Fund - Investor Class | DaVita Inc 6.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower High Yield Bond Fund - Investor Class | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Investor Class | MPT Operating Partnership LP / MPT Finance Corp REIT 8.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Empower High Yield Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%	[1]
Empower High Yield Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%	[1]
Empower High Yield Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%	[1]
Empower High Yield Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%	[1]
Empower High Yield Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.28%	[1]
Empower High Yield Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%	[1]
Empower High Yield Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%	[1]
Empower High Yield Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%	[1]
Empower High Yield Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Empower High Yield Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%	[1]
Empower High Yield Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%	[1]
Empower High Yield Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%	[1]
Empower High Yield Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	16.14%	[1]
Empower High Yield Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%	[1]
Empower High Yield Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	24.79%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.13% [Member]
Holdings [Line Items]
Percent of Total Investments	16.71%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63% [Member]
Holdings [Line Items]
Percent of Total Investments	11.83%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Inflation-Protected Securities Fund - Institutional Class | Elmwood Ltd 5.18% [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower Inflation-Protected Securities Fund - Institutional Class | Elmwood Ltd 5.22% [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower Inflation-Protected Securities Fund - Institutional Class | Kennedy Lewis Ltd 5.43% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower Inflation-Protected Securities Fund - Institutional Class | Madison Park Funding LXXIII Ltd 5.26% [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Inflation-Protected Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	59.71%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	24.79%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.13% [Member]
Holdings [Line Items]
Percent of Total Investments	16.71%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63% [Member]
Holdings [Line Items]
Percent of Total Investments	11.83%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Inflation-Protected Securities Fund - Investor Class | Elmwood Ltd 5.18% [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower Inflation-Protected Securities Fund - Investor Class | Elmwood Ltd 5.22% [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower Inflation-Protected Securities Fund - Investor Class | Kennedy Lewis Ltd 5.43% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower Inflation-Protected Securities Fund - Investor Class | Madison Park Funding LXXIII Ltd 5.26% [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Inflation-Protected Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	59.71%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Multi-Sector Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
Empower Multi-Sector Bond Fund - Institutional Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower Multi-Sector Bond Fund - Institutional Class | Republic of South Africa Government Bond 9.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower Multi-Sector Bond Fund - Institutional Class | U.S. Treasury Bills 3.56% [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower Multi-Sector Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower Multi-Sector Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 5.50% One [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%
Empower Multi-Sector Bond Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Multi-Sector Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.95%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	17.48%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.46%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.19%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Multi-Sector Bond Fund - Investor Class | Federal Home Loan Mortgage Corp 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
Empower Multi-Sector Bond Fund - Investor Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower Multi-Sector Bond Fund - Investor Class | Republic of South Africa Government Bond 9.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower Multi-Sector Bond Fund - Investor Class | U.S. Treasury Bills 3.56% [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower Multi-Sector Bond Fund - Investor Class | Federal Home Loan Mortgage Corp 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower Multi-Sector Bond Fund - Investor Class | Federal Home Loan Mortgage Corp 5.50% One [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%
Empower Multi-Sector Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Multi-Sector Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.95%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	17.48%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.46%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.19%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Short Duration Bond - Institutional Class | U.S. Treasury Bills 3.63% [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Short Duration Bond - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Empower Short Duration Bond - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Short Duration Bond - Institutional Class | Federal Home Loan Bank 3.55% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Short Duration Bond - Institutional Class | Federal Home Loan Bank 3.58% [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Short Duration Bond - Institutional Class | Goldman Sachs Group Inc 4.15% [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Short Duration Bond - Institutional Class | Bank of America Corp 6.20% [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Short Duration Bond - Institutional Class | BAT Capital Corp 4.91% [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Empower Short Duration Bond - Institutional Class | Boeing Co 6.30% [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Short Duration Bond - Institutional Class | Boeing Co 2.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Short Duration Bond - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.21%	[1]
Empower Short Duration Bond - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%	[1]
Empower Short Duration Bond - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	11.42%	[1]
Empower Short Duration Bond - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	11.12%	[1]
Empower Short Duration Bond - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%	[1]
Empower Short Duration Bond - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.83%	[1]
Empower Short Duration Bond - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%	[1]
Empower Short Duration Bond - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%	[1]
Empower Short Duration Bond - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%	[1]
Empower Short Duration Bond - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%	[1]
Empower Short Duration Bond - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%	[1]
Empower Short Duration Bond - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%	[1]
Empower Short Duration Bond - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Short Duration Bond - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Short Duration Bond - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Empower Short Duration Bond - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower Short Duration Bond Fund - Investor Class | U.S. Treasury Bills 3.63% [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Empower Short Duration Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Empower Short Duration Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Short Duration Bond Fund - Investor Class | Federal Home Loan Bank 3.55% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Short Duration Bond Fund - Investor Class | Federal Home Loan Bank 3.58% [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Short Duration Bond Fund - Investor Class | Goldman Sachs Group Inc 4.15% [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Short Duration Bond Fund - Investor Class | Bank of America Corp 6.20% [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Short Duration Bond Fund - Investor Class | BAT Capital Corp 4.91% [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Empower Short Duration Bond Fund - Investor Class | Boeing Co 6.30% [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Short Duration Bond Fund - Investor Class | Boeing Co 2.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Short Duration Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.21%	[1]
Empower Short Duration Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%	[1]
Empower Short Duration Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	11.42%	[1]
Empower Short Duration Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	11.12%	[1]
Empower Short Duration Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%	[1]
Empower Short Duration Bond Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.83%	[1]
Empower Short Duration Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%	[1]
Empower Short Duration Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%	[1]
Empower Short Duration Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%	[1]
Empower Short Duration Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%	[1]
Empower Short Duration Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%	[1]
Empower Short Duration Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%	[1]
Empower Short Duration Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Short Duration Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Short Duration Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Empower Short Duration Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.29%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	3.78%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower U.S. Government Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.49%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	90.75%	[1]
Empower U.S. Government Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%	[1]
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.29%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	3.78%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower U.S. Government Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%	[1]
Empower U.S. Government Securities Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%	[1]
Empower U.S. Government Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.49%	[1]
Empower U.S. Government Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%	[1]
Empower U.S. Government Securities Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	90.75%	[1]
Empower U.S. Government Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%	[1]

[1]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.